Other Operating Income (Expense), Net (Details) - Schedule of other operating income (expense) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of other operating income (expense) [Abstract]
Income from management and administrative services provided to related parties, note 26	S/ 1,744	S/ 1,765	S/ 1,560
Income from land rental and office lease, note 26	722	707	682
Recovery of expenses	525	534	796
Changes in the estimation of rehabilitation provision, note 14		910
Net gain (loss) on disposal of property, plant and equipment and intangible	(1,846)	4,599	42
Write-off for disasters (b)	(357)	(784)	(9,688)
Allowance for expected credit losses, note 7(d)		(9,034)
Reconstruction of public road network destroyed by the Coastal El Niño		(5,675)	(1,209)
Other minor, net	1,857	(1,719)	3,460
Total other operating income (expense), net	S/ 2,645	S/ (8,697)	S/ (4,357)